Inventories, Net	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories, Net

10 Inventories, net

Inventories are summarized as follows:

	2018	2017
Raw materials	74	62
Work in process	949	901
Finished goods	256	273
	1,279	1,236

The portion of finished goods stored at customer locations under consignment amounted to $52 million as of December 31, 2018 (2017: $69 million).

The amounts recorded above are net of an allowance for obsolescence of $111 million as of December 31, 2018 (2017: $107 million).